STOCKHOLDERS' EQUITY (10K) (Details) (USD $)	3 Months Ended		12 Months Ended				0 Months Ended
	Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Jan. 22, 2014 Warrant	Jul. 15, 2013	Feb. 26, 2013	Dec. 31, 2012	Jun. 27, 2012
Common Stock [Abstract]
Common Stock, shares issued (in shares)	24,458,018		24,458,018		18,871,420
Common Stock, shares outstanding (in shares)	24,458,018		24,458,018		18,871,420
Common stock issued during period (in shares)	0		5,586,598
Number of shares of common stock issued for IPMD pursuant (in shares)			1,250,000
Stock issued in lieu of offering agreement (in shares)			275,000
Shares issued on exercise of warrants (in shares)			3,000,000
Common stock issued for consulting services (in shares)			82,500
Warrants and number of shares of common stock subject to exercise [Roll Forward]
Balance (in shares)	1,676,401	[1]	4,665,451		2,041,165
Warrants issued (in shares)	31,341	[2]	80,000		4,445,714
Warrants exercised (in shares)	0		(3,000,000)		(1,571,428)	[1]
Warrants cancelled (in shares)	0		(69,050)		(250,000)
Balance (in shares)	1,645,060		1,676,401	[1]	4,665,451
Warrants, weighted-average exercise price [Abstract]
Balance (in dollars per share)	$ 1.14	[1]	$ 0.82		$ 0.98
Warrants issued (in dollars per share)	$ 0.35	[2]	$ 1.20		$ 0.56
Warrants exercised (in dollars per share)	$ 0		$ 0.60		$ 0.35	[1]
Warrants cancelled (in dollars per share)	$ 0		$ 3.22		$ 0.35
Balance (in dollars per share)	$ 1.15		$ 1.14	[1]	$ 0.82
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)	1,645,060		1,676,401	[1]	4,665,451
Number of warrants to purchase common stock (in shares)			7
Number of warrants exercised (in shares)					3
Aggregate shares of common stock issued upon exercise of warrants (in shares)					1,571,428
Common stock vested upon initial warrant (in shares)	1,645,060		1,676,401	[1]	4,665,451
Exercise price of warrants (in dollars per share)	$ 0.35		$ 0.35
Warrant - June 2012 Debt Offering [Member]
Warrant shares subject to expiration [Abstract]
Aggregate shares of common stock issued upon exercise of warrants (in shares)			3,142,857
Exercise price of warrants (in dollars per share)			$ 0.35
May 15, 2015 [Member]
Warrants and number of shares of common stock subject to exercise [Roll Forward]
Balance (in shares)	357,155		357,155
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)	357,155		357,155
Common stock vested upon initial warrant (in shares)	357,155		357,155
June 13, 2016 [Member]
Warrants and number of shares of common stock subject to exercise [Roll Forward]
Balance (in shares)	35,000		35,000
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)	35,000		35,000
Common stock vested upon initial warrant (in shares)	35,000		35,000
July 16, 2016 [Member]
Warrants and number of shares of common stock subject to exercise [Roll Forward]
Balance (in shares)	116,667		116,667
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)	116,667		116,667
Common stock vested upon initial warrant (in shares)	116,667		116,667
July 28, 2016 [Member]
Warrants and number of shares of common stock subject to exercise [Roll Forward]
Balance (in shares)	34,722		34,722
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)	34,722		34,722
Common stock vested upon initial warrant (in shares)	34,722		34,722
June 27, 2017 [Member]
Warrants and number of shares of common stock subject to exercise [Roll Forward]
Balance (in shares)	361,516		392,857
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)	361,516		392,857
Common stock vested upon initial warrant (in shares)	361,516		392,857
March 14, 2018 [Member]
Warrants and number of shares of common stock subject to exercise [Roll Forward]
Balance (in shares)	660,000		660,000
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)	660,000		660,000
Common stock vested upon initial warrant (in shares)	660,000		660,000
January 15, 2019 [Member]
Warrants and number of shares of common stock subject to exercise [Roll Forward]
Balance (in shares)	80,000		80,000
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)	80,000		80,000
Common stock vested upon initial warrant (in shares)	80,000		80,000
Private Placement [Member] | Warrant - June 2012 Debt Offering [Member]
Warrants and number of shares of common stock subject to exercise [Roll Forward]
Balance (in shares)								392,857	392,857	392,857	785,714
Balance (in shares)	392,857							392,857	392,857	392,857	785,714
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)	392,857							392,857	392,857	392,857	785,714
Common stock vested upon initial warrant (in shares)	392,857							392,857	392,857	392,857	785,714
Kerry P. Gray [Member] | June 2011 Note [Member]
Common Stock [Abstract]
Number shares of common stock issued for installment payments (in shares)			116,667
Kerry P. Gray [Member] | July 2011 Note [Member]
Common Stock [Abstract]
Number shares of common stock issued for installment payments (in shares)			115,741
Inter-Mountain [Member]
Common Stock [Abstract]
Shares issued on exercise of warrants (in shares)			725,274
Warrants and number of shares of common stock subject to exercise [Roll Forward]
Warrants exercised (in shares)			(1,571,428)
Warrant shares subject to expiration [Abstract]
Number of warrants to purchase common stock (in shares)										7
Number of warrants exercised (in shares)					3
Aggregate shares of common stock issued upon exercise of warrants (in shares)					1,571,428					3,142,857
Exercise price of warrants (in dollars per share)										0.35
Inter-Mountain [Member] | Warrant - June 2012 Debt Offering [Member]
Warrant shares subject to expiration [Abstract]
Number of warrants terminated (in shares)							3
Inter-Mountain [Member] | June 2012 Note [Member]
Common Stock [Abstract]
Number shares of common stock issued for installment payments (in shares)			911,690
Torrey Hills Capital, Inc. [Member]
Warrant shares subject to expiration [Abstract]
Aggregate shares of common stock issued upon exercise of warrants (in shares)			80,000
Exercise price of warrants (in dollars per share)			$ 1.20
Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0
Preference shares redeemed by offset of promissory note receivable (in shares)			65
Promissory note offset on preference share redemption			$ (969,000)
Term of note			7 years 6 months

[1]	As part of the June 2012 Note, Inter-Mountain received a total of seven warrants to purchase, if they all vest, an aggregate of 3,142,857 shares of common stock, which number of shares could increase based upon the terms and conditions of the warrants. The warrants have an exercise price of $0.35 per share, subject to certain pricing adjustments, and are exercisable, subject to vesting provisions and ownership limitations, until June 27, 2017. Warrants for 785,714, 392,857, 392,857, and 392,857 shares of Common Stock vested on June 27, 2012, December 31, 2012, February 26, 2013, and July 15, 2013, respectively, and three warrants totaling 1,571,428 shares of Common Stock were exercised in 2013. Such issuance of shares of Common Stock following the cashless exercise of three warrants by Inter-Mountain during 2013 was based upon an agreement in December 2013 with Inter-Mountain modifying the formula in the Warrants for determining the number of shares to be issued upon a cashless exercise. On January 22, 2014, we elected to offset and deduct the three remaining Investor Notes from the principle amount due to Inter-Mountain under the June 2012 Note and as a result of the offset and deduction the three remaining warrants terminated. For the purposes of this Table, only such vested shares of Common Stock from one unexercised warrant (392,857 shares) have been included, based upon an exercise price of $0.35 per share of Common Stock.
[2]	As part of the June 2012 Note, Inter-Mountain received a total of seven warrants to purchase, if they all had vested, an aggregate of 3,142,857 shares of Common Stock, which number of shares could increase based upon the terms and conditions of the warrants. The warrants have an exercise price of $0.35 per share, subject to certain pricing adjustments, and are exercisable, subject to vesting provisions and ownership limitations, until June 27, 2017. Warrants for 785,714, 392,857, 392,857, and 392,857 shares of Common Stock vested on June 27, 2012, December 31, 2012, February 26, 2013, and July 15, 2013, respectively, and three warrants for 1,571,428 shares of Common Stock were exercised in 2013. On January 22, 2014, we elected to offset and deduct the three remaining Investor Notes from the principle amount due to Inter-Mountain under the June 2012 Note and as a result of the offset and deduction the three remaining warrants terminated. On April 14, 2015, we reached agreement with Inter-Mountain that 361,516 shares of Common Stock will be issued upon the exercise of the one unexercised warrant (originally included in this Table as 392,857 shares, which was based upon an exercise price of $0.35 per share of Common Stock).